Related party transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
We own a 50% interest in K-A, a corporation formed in 1984 with Kirin Holdings Company, Limited (Kirin) for the development and commercialization of certain products based on advanced biotechnology. All of our rights to manufacture and market certain products including pegfilgrastim, granulocyte colony-stimulating factor, darbepoetin alfa, recombinant human erythropoietin and romiplostim are pursuant to exclusive licenses from K-A, which we currently market under the brand names Neulasta®, NEUPOGEN®/GRANULOKINE®, Aranesp®, EPOGEN®, and Nplate®, respectively.
We account for our interest in K-A using the equity method and include our share of K-A’s profits or losses in Selling, general and administrative expense in the Consolidated Statements of Income. For the years ended December 31, 2015, 2014 and 2013, our share of K-A’s profits and losses were profits of $65 million and $30 million and losses of $6 million, respectively. The carrying value of our equity method investment in K-A was approximately $443 million and $378 million as of December 31, 2015 and 2014, respectively, and is included in noncurrent Other assets in the Consolidated Balance Sheets.
K-A’s revenues consist of royalty income related to its licensed technology rights. K-A receives royalty income from us, as well as from Kirin and Johnson & Johnson under separate product license contracts for certain geographic areas outside the United States. During the years ended December 31, 2015, 2014 and 2013, K-A earned royalties from us of $264 million, $301 million and $272 million, respectively. These amounts are included in Cost of sales in the Consolidated Statements of Income.
K-A’s expenses consist primarily of costs related to R&D activities conducted on its behalf by Amgen and Kirin. K-A pays Amgen and Kirin for such services at negotiated rates. During the years ended December 31, 2015, 2014 and 2013, we earned revenues from K-A of $65 million, $119 million and $117 million, respectively, for certain R&D activities performed on K-A’s behalf. These amounts are recognized as Other revenues in the Consolidated Statements of Income. During the years ended December 31, 2015, 2014 and 2013, we recorded cost recoveries from K-A of $90 million, $108 million and $218 million, respectively, related to certain third-party costs. These amounts are included in Research and development expense in the Consolidated Statements of Income.
As of December 31, 2015 and 2014, we owed K-A $34 million and $17 million, respectively, which is included in Accrued liabilities respectively, in the Consolidated Balance Sheets.